Income Taxes - Schedule of Income Taxes Based On Losses From Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current
Federal	$ 0	$ 0
State	(1)	(1)
Total	(1)	(1)
Deferred
Federal	736	1,277
State	180	455
Total	916	1,732
Less valuation allowance	(916)	(1,732)
Income tax expense	$ (1)	$ (1)